INVENTORY (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Inventory [LineItems]
Raw materials	$ 2,197	$ 1,715
Finished goods	4,276	2,047
Inventories, net	$ 6,473	$ 3,762